Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	4.97208%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$505,601.95

Principal:
Principal Collections	$9,513,772.37
Prepayments in Full	$3,356,216.80
Liquidation Proceeds	$117,964.60
Recoveries	$121,455.56
Sub Total	$13,109,409.33
Collections	$13,615,011.28

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,615,011.28

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	40
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,615,011.28
Servicing Fee	$153,330.99	$153,330.99	$0.00	$0.00	$13,461,680.29
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,461,680.29
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$13,461,680.29
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$13,461,680.29
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,461,680.29
Interest - Class A-4 Notes	$314,212.07	$314,212.07	$0.00	$0.00	$13,147,468.22
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,147,468.22
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$13,028,780.05
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,028,780.05
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$12,943,702.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,943,702.97
Regular Principal Payment	$11,813,059.96	$11,813,059.96	$0.00	$0.00	$1,130,643.01
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,130,643.01
Residual Released to Depositor	$0.00	$1,130,643.01	$0.00	$0.00	$0.00
Total		$13,615,011.28

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,813,059.96
Total					$11,813,059.96

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,813,059.96	$112.72	$314,212.07	$3.00	$12,127,272.03	$115.72
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$11,813,059.96	$11.22	$517,977.32	$0.49	$12,331,037.28	$11.71

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$95,942,616.73	0.9154830	$84,129,556.77	0.8027629
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$148,572,616.73	0.1411442	$136,759,556.77	0.1299218

Pool Information
Weighted Average APR	3.160%	3.181%
Weighted Average Remaining Term	23.84	23.15
Number of Receivables Outstanding	13,644	13,165
Pool Balance	$183,997,183.66	$170,834,085.60
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$169,753,629.60	$157,812,191.19
Pool Factor	0.1568044	0.1455867

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$13,021,894.41
Targeted Overcollateralization Amount	$34,074,528.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$34,074,528.83

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		43	$175,144.29
(Recoveries)		72	$121,455.56
Net Loss for Current Collection Period			$53,688.73
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3501%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3886%
Second Prior Collection Period			1.0899%
Prior Collection Period			0.3320%
Current Collection Period			0.3631%
Four Month Average (Current and Prior Three Collection Periods)			0.5434%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,795	$7,996,252.88
(Cumulative Recoveries)			$1,993,129.21
Cumulative Net Loss for All Collection Periods			$6,003,123.67
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5116%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,454.74
Average Net Loss for Receivables that have experienced a Realized Loss			$3,344.36

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.87%	162	$3,187,428.11
61-90 Days Delinquent	0.34%	26	$577,234.99
91-120 Days Delinquent	0.07%	5	$114,126.33
Over 120 Days Delinquent	0.33%	22	$564,605.89
Total Delinquent Receivables	2.60%	215	$4,443,395.32

Repossession Inventory:
Repossessed in the Current Collection Period		8	$139,124.04
Total Repossessed Inventory		13	$267,430.07

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3831%
Prior Collection Period			0.3958%
Current Collection Period			0.4026%
Three Month Average			0.3938%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7352%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	40

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	30	$647,094.76
2 Months Extended	44	$896,972.42
3+ Months Extended	21	$437,516.78

Total Receivables Extended	95	$1,981,583.96
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer